Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW ERA FUND, INC.
Entity Central Index Key	0000216907
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005477
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	Investor Class
Trading Symbol	PRNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - Investor Class	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 2,853,611,000
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,853,611
Number of Portfolio Holdings	133

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.3%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Integrated Oil & Gas	12.7%
Oil & Gas Equipment & Services	10.1
Diversified Metals & Mining	9.6
Oil & Gas Storage & Transportation	7.9
U.S. Oil Exploration & Production	6.5
OUS Oil & Gas Exploration & Production	6.2
Precious Metals & Minerals	5.3
Oil & Gas Refining & Marketing	4.7
Industrial Gases	4.4
Other	32.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Exxon Mobil	3.5%
Shell	3.3
ConocoPhillips	3.3
Chevron	3.0
Linde	2.8
Williams	2.6
Valero Energy	2.5
Canadian Natural Resources	2.3
Enbridge	2.2
SLB	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166331
Shareholder Report [Line Items]
Fund Name	New Era Fund
Class Name	I Class
Trading Symbol	TRNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Era Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Era Fund - I Class	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 2,853,611,000
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,853,611
Number of Portfolio Holdings	133

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	23.3%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Integrated Oil & Gas	12.7%
Oil & Gas Equipment & Services	10.1
Diversified Metals & Mining	9.6
Oil & Gas Storage & Transportation	7.9
U.S. Oil Exploration & Production	6.5
OUS Oil & Gas Exploration & Production	6.2
Precious Metals & Minerals	5.3
Oil & Gas Refining & Marketing	4.7
Industrial Gases	4.4
Other	32.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Exxon Mobil	3.5%
Shell	3.3
ConocoPhillips	3.3
Chevron	3.0
Linde	2.8
Williams	2.6
Valero Energy	2.5
Canadian Natural Resources	2.3
Enbridge	2.2
SLB	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless